Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Financial assets
Securities	$ 235,530	$ 211,348	[1]
Cash collateral on securities borrowed	13,755	14,651	[1]
Securities purchased under resale agreements	86,042	80,184	[1]
Loans
Residential mortgages	274,544	274,244	[1]
Credit card	19,560	18,538	[1]
Business and government	201,551	194,870	[1]
Derivative instruments	31,410	33,243	[1]
Customers' liability under acceptances	6,130	10,816	[1]
Deposits
Bank	25,848	22,296	[1]
Derivative instruments	38,812	41,290	[1]
Obligations related to securities sold short	23,449	18,666	[1]
Obligations related to securities sold under repurchase agreements	101,009	87,118	[1]
Subordinated indebtedness	7,795	6,483	[1]
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	49,143	55,718
Securities	69,136	67,294
Cash collateral on securities borrowed	13,755	14,651
Securities purchased under resale agreements	70,898	66,797
Loans
Residential mortgages	274,042	273,785
Personal	44,955	44,570
Credit card	18,816	17,853
Business and government	199,304	192,856
Customers' liability under acceptances	6,130	10,816
Other assets	20,097	18,651
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Securities	96,832	82,723
Securities purchased under resale agreements	15,144	13,387
Loans
Residential mortgages	3	3
Business and government	526	126
Derivative instruments	31,410	33,243
Other assets	207
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	121	144
Financial assets at fair value through OCI [member]
Financial assets
Securities	69,562	61,331
Carrying value [member]
Financial assets
Cash and deposits with banks	49,143	55,718
Securities	235,530	211,348
Cash collateral on securities borrowed	13,755	14,651
Securities purchased under resale agreements	86,042	80,184
Loans
Residential mortgages	274,045	273,788
Personal	44,955	44,570
Credit card	18,816	17,853
Business and government	199,951	193,126
Derivative instruments	31,410	33,243
Customers' liability under acceptances	6,130	10,816
Other assets	20,304	18,651
Financial liabilities at amortised cost [member]
Deposits
Personal	232,147	225,183
Business and government	387,435	392,021
Bank	25,848	22,296
Secured borrowings	47,861	48,098
Acceptances	6,139	10,820
Cash collateral on securities lent	8,629	8,081
Obligations related to securities sold under repurchase agreements	96,189	82,403
Other liabilities	20,055	18,459
Subordinated indebtedness	7,795	6,483
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	38,812	41,290
Obligations related to securities sold short	23,449	18,666
Other liabilities	167	119
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	16,249	13,852
Business and government	21,128	20,540
Secured borrowings	1,284	1,386
Obligations related to securities sold under repurchase agreements	4,820	4,715
Other liabilities	27	16
Carrying value [member]
Deposits
Personal	248,396	239,035
Business and government	408,563	412,561
Bank	25,848	22,296
Secured borrowings	49,145	49,484
Derivative instruments	38,812	41,290
Acceptances	6,139	10,820
Obligations related to securities sold short	23,449	18,666
Cash collateral on securities lent	8,629	8,081
Obligations related to securities sold under repurchase agreements	101,009	87,118
Other liabilities	20,249	18,594
Subordinated indebtedness	7,795	6,483
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	49,143	55,718
Securities	233,947	209,326
Cash collateral on securities borrowed	13,755	14,651
Securities purchased under resale agreements	86,042	80,184
Loans
Residential mortgages	270,486	268,403
Personal	44,903	44,454
Credit card	18,861	17,909
Business and government	199,681	192,727
Derivative instruments	31,410	33,243
Customers' liability under acceptances	6,130	10,816
Other assets	20,304	18,651
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(1,583)	(2,022)
Loans
Residential mortgages	(3,559)	(5,385)
Personal	(52)	(116)
Credit card	45	56
Business and government	(270)	(399)
Financial liabilities at fair value [member]
Deposits
Personal	248,429	238,725
Business and government	409,452	412,983
Bank	25,848	22,296
Secured borrowings	49,269	49,353
Derivative instruments	38,812	41,290
Acceptances	6,139	10,820
Obligations related to securities sold short	23,449	18,666
Cash collateral on securities lent	8,629	8,081
Obligations related to securities sold under repurchase agreements	101,009	87,118
Other liabilities	20,249	18,594
Subordinated indebtedness	8,030	6,561
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	33	(310)
Business and government	889	422
Secured borrowings	124	(131)
Subordinated indebtedness	$ 235	$ 78

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.